Borrowed Funds (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of borrowed funds
Due within 12 months, Weighted average rate	2.69%	2.80%
Due beyond 12 months but within 2 years, Weighted average rate	2.88%	3.62%
Due beyond 2 years but within 3 years, Weighted average rate	3.13%	2.88%
Due beyond 3 years but within 4 years, Weighted average rate	2.15%	3.36%
Due beyond 4 years but within 5 years, Weighted average rate	1.03%	2.15%
Due beyond 5 years, Weighted average rate	3.61%	3.61%
Due within 12 months	$ 100,147	$ 30,684
Due beyond 12 months but within 2 years	71,392	72,647
Due beyond 2 years but within 3 years	15,873	71,392
Due beyond 3 years but within 4 years	8,013	14,613
Due beyond 4 years but within 5 years	7,807	8,019
Due beyond 5 years	10,000	10,000
Total	213,232	207,355
Repurchase agreements [Member]
Summary of borrowed funds
Due within 12 months, Weighted average rate	2.99%	3.12%
Due beyond 12 months but within 2 years, Weighted average rate	3.07%	3.30%
Due beyond 2 years but within 3 years, Weighted average rate	4.12%	3.07%
Due beyond 3 years but within 4 years, Weighted average rate		4.12%
Due beyond 4 years but within 5 years, Weighted average rate	4.28%
Due beyond 5 years, Weighted average rate	4.49%	4.42%
Due within 12 months	148,000	93,000
Due beyond 12 months but within 2 years	40,000	130,000
Due beyond 2 years but within 3 years	10,000	40,000
Due beyond 3 years but within 4 years		10,000
Due beyond 4 years but within 5 years	25,000
Due beyond 5 years	45,000	70,000
Total	268,000	343,000
ESOP borrowings [Member]
Summary of borrowed funds
Due within 12 months, Weighted average rate	4.68%	4.68%
Due beyond 12 months but within 2 years, Weighted average rate	4.68%	4.68%
Due beyond 2 years but within 3 years, Weighted average rate	4.68%	4.68%
Due beyond 3 years but within 4 years, Weighted average rate	4.68%	4.68%
Due beyond 4 years but within 5 years, Weighted average rate		4.68%
Due within 12 months, Amount	1,000	1,000
Due beyond 12 months but within 2 years	1,000	1,000
Due beyond 2 years but within 3 years	1,000	1,000
Due beyond 3 years but within 4 years	250	1,000
Due beyond 4 years but within 5 years		250
Total	3,250	4,250
Corporate borrowings [Member]
Summary of borrowed funds
Due within 12 months, Weighted average rate		6.30%
Due beyond 12 months but within 2 years, Weighted average rate		6.30%
Due beyond 2 years but within 3 years, Weighted average rate		6.30%
Due within 12 months, Amount		1,400
Due beyond 12 months but within 2 years		1,400
Due beyond 2 years but within 3 years		1,400
Total		4,200
Borrowings for joint ventures [Member]
Summary of borrowed funds
Due within 12 months, Weighted average rate		3.75%
Due beyond 2 years but within 3 years, Weighted average rate	3.75%
Due within 12 months, Amount		1,762
Due beyond 2 years but within 3 years	74
Total	74	1,762
Junior subordinated notes [Member]
Summary of borrowed funds
Due beyond 5 years, Weighted average rate	2.41%	2.56%
Due beyond 5 years	$ 46,393	$ 46,393